UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number: 028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:

/s/ Kian Ghazi                 New York, New York             May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $ 117,240
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                    VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE      SHARED  NONE
--------------                 ---------    ------      ---------  --------   --- ----- ----------- -----   -----     ------- -----
ABERCROMBIE & FITCH CO         CLASS A      002896207    9,633       194,176  SH        SOLE        NONE      194,176
ANN INC                        COM          036115103    4,892       170,801  SH        SOLE        NONE      170,801
AVIAT NETWORKS INC             COM          05366Y102    5,963     2,114,455  SH        SOLE        NONE    2,114,455
BLYTH INC                      COM NEW      09643P207   20,324       271,607  SH        SOLE        NONE      271,607
ELECTRONIC ARTS INC            COM          285512109    4,627       280,703  SH        SOLE        NONE      280,703
FALCONSTOR SOFTWARE INC        COM          306137100    2,760       737,879  SH        SOLE        NONE      737,879
FROZEN FOOD EXPRESS INDS INC   COM          359360104    2,334     1,872,328  SH        SOLE        NONE    1,872,328
INGRAM MICRO INC               CL A         457153104    6,321       340,592  SH        SOLE        NONE      340,592
SKECHERS U S A INC             CL A         830566105    9,380       737,400  SH        SOLE        NONE      737,400
SPDR GOLD TRUST                GOLD SHS     78463V107   11,797        72,770  SH        SOLE        NONE       72,770
SPDR GOLD TRUST                GOLD SHS     78463V107   11,835        73,000      PUT   SOLE        NONE       73,000
SYCAMORE NETWORKS INC          COM NEW      871206405   14,724       829,986  SH        SOLE        NONE      829,986
TALBOTS INC                    COM          874161102    7,383     2,436,715  SH        SOLE        NONE    2,436,715
TALBOTS INC                    COM          874161102    1,154       380,700      CALL  SOLE        NONE      380,700
XO GROUP                       COM          983772104    4,113       437,982  SH        SOLE        NONE      437,982



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